Operating Leases (Details 2) $ in Thousands	Dec. 31, 2019 USD ($)
Year ending December 31,
Total lease payments	$ 4,675
Less - imputed interests	(1,081)
Total	3,594
2020 [Member]
Year ending December 31,
Total lease payments	671
2021 [Member]
Year ending December 31,
Total lease payments	603
2022 [Member]
Year ending December 31,
Total lease payments	579
2023 [Member]
Year ending December 31,
Total lease payments	528
2024 and thereafter [Member]
Year ending December 31,
Total lease payments	$ 2,294